LOSS PER SHARE (Details 1) - shares	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2023
Warrants [member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share	481,581	481,581
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share	322,856	65,114
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share	5,410		17,315